Share-Based Compensation (Details) - 2024 Equity Incentive Plan [Member] - shares	Dec. 31, 2024	Dec. 30, 2024
Share-Based Compensation [Line Items]
Maximum number of shares
Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Maximum number of shares		1,000,000